Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, DC 20001

 Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

September 2, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re: AB Fixed-Income Shares, Inc.
– Government STIF Portfolio
(File Nos. 33-34001 and 811-06068)

Dear Sir or Madam:

On behalf of AB Fixed-Income Shares, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended.  In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement.  The post-effective amendment was filed electronically with the Securities and Exchange Commission on August 27, 2015.

Please call me at the above-referenced number if you have any questions regarding the attached.

Very truly yours,

/s/ Mark F. Samra
Mark F. Samra